	LDR REAL ESTATE VALUE-OPPORTUNITY FUND
Schedule of Investments		March 31, 2023 (unaudited)
68.60%	COMMON STOCKS	Shares	Fair Value

14.02%	DIVERSIFIED/OTHER
	Alexander & Baldwin, Inc. . . . . . . . .	56,877	$ 1,075,544
	The Howard Hughes Corp. (a) . . . . . . .	12,665	1,013,200
	Kennedy-Wilson Holdings, Inc. . . . . . .	68,987	1,144,494
	Phillips Edison & Co., Inc. . . . . . . . . . . . . . . . . .	10,751	350,698
			3,583,936
9.21%	HEALTHCARE
	Healthcare Realty Trust Inc. . . . . . . . .	67,794	1,310,458
	Healthpeak Properties, Inc. . . . . . . . .	47,481	1,043,158
			2,353,616
6.43%	HOTEL
	Hersha Hospitality Trust - Class A . . . . .	124,289	835,222
	Ryman Hospitality Properties, Inc. . . . . .	9,016	809,006
			1,644,228
7.01%	OFFICE/INDUSTRIAL
	Brandywine Realty Trust . . . . . . . . .	136,800	647,064
	STAG Industrial, Inc. . . . . . . . . . . .	33,838	1,144,401
			1,791,465
3.86%	REAL ESTATE
	Kite Realty Group Trust . . . . . . . . .	47,109	985,520
18.78%	RESIDENTIAL
	Apartment Income REIT Corp. . . . . . .	31,119	1,114,371
	Century Communities, Inc. . . . . . . . .	14,082	900,121
	Independence Realty Trust, Inc. . . . . . .	47,718	764,920
	UMH Properties, Inc. . . . . . . . . . . .	66,052	1,006,489
	Veris Residential, Inc. (a) . . . . . . . . .	69,218	1,013,352
			4,799,253
9.29%	RETAIL
	Brixmor Property Group, Inc. . . . . . . .	52,758	1,135,352
	Urban Edge Properties . . . . . . . . .	82,040	1,235,522
			2,370,874
68.60%	TOTAL COMMON STOCKS . . . . . . . .	. . . . . . .	17,528,892
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QUARTERLY REPORT

	LDR REAL ESTATE VALUE-OPPORTUNITY FUND
Schedule of Investments - continued		March 31, 2023 (unaudited)
12.44%	PREFERRED STOCKS	Shares	Fair Value

2.36%	CONVERTIBLE
	RPT Realty, Series D, 7.250% . . . . . . .	12,711	$604,154
2.23%	DIVERSIFIED/OTHER
	DigitalBridge Group, Inc., Series H, 7.500% .	17,223	323,792
	iStar Financial, Inc., Series I, 7.500% . . . .	9,842	246,050
1.49%	HEALTHCARE		569,842

	Healthcare Trust Inc., Series B, 7.125% . . .	18,900	381,780
2.37%	HOTEL
	Hersha Hospitality Trust, Series C, 6.875% .	9,188	176,410
	Hersha Hospitality Trust, Series D, 6.500% .	22,100	428,961
			605,371
1.11%	REAL ESTATE
	City Office Reit, Series A, 6.625% . . . . .	17,416	307,741
	KKR Real Estate FinanceTrust,
	Series A 6.500% . . . . . . . . . . .	26,745	427,118
	UMH Properties, Inc. PFD D 6.375% . . . .	12,969	283,762
			1,018,621
12.44%	TOTAL PREFERRED STOCKS . . . . . . . . . . . . . .		3,179,768
81.04%	TOTAL LONG POSITIONS . . . . . . . . . . . . . . .		20,708,660
9.12%	EXCHANGE TRADED FUNDS
	Real Estate Select Sector SPDR ETF Fund .	62,388	2,332,063
8.57%	MONEY MARKET FUNDS
	Money Market Fiduciary 0.0685% (a) . . . .	2,189,235	2,189,235
98.73%	NET INVESTMENTS IN SECURITIES . . . . . . . . . . .		$25,229,958
1.27%	Other assets, net of liablities . . . . . . . . . . . . . . .		324,911
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$25,554,869

(a)Non-income producing

*(b) 7 day yield as of March 31, 2023

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QUARTERLY REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Schedule of Investments - continued	March 31, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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QUARTERLY REPORT

LDR REAL ESTATE VALUE-OPPORTUNITY FUND

Schedule of Investments - continued	March 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Common Stocks . . . .	Quoted Prices	Inputs	Inputs	Total
	$ 17,528,892	$—	$—	$ 17,528,892
Preferred Stocks . . . .	3,179,768	—	—	3,179,768
Exchange Traded Funds	2,332,063
Money Market Funds . .	2,189,235	—	—	2,189,235
Net Investments in
Securities . . . . . .	$ 25,229,958	$—	$—	$ 25,229,958

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2022.

At September 30, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $24,460,459 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$3,566,007
Gross unrealized depreciation . . . .	(2,796,508)
Net unrealized appreciation . . . . .	$769,499

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QUARTERLY REPORT